Post-Employment Benefits - Summary of Defined Benefit obligation and Plan Assets by Region (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Pension plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	$ 7,040	$ 8,564
Plan assets
Plan assets at the end of year	8,435	9,904
Pension plan [member] | Canada plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	6,382	7,846
Plan assets
Plan assets at the end of year	7,666	8,996
Pension plan [member] | U.S., U.K., and the Caribbean plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	658	718
Plan assets
Plan assets at the end of year	769	908
Other post employment benefit plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	436	549
Other post employment benefit plans [member] | Canada plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	405	512
Other post employment benefit plans [member] | U.S., U.K., and the Caribbean plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	$ 31	$ 37